SIGNIFICANT CUSTOMERS (Tables)	12 Months Ended
Jan. 03, 2021
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk

Net sales concentrations:

	Successor	Predecessor
Customer	From August 29, 2020 through January 3, 2021	From December 30, 2019 through August 28, 2020	Year Ended December 29, 2019	Year Ended December 30, 2018
Customer A	11%	12%	9%	9%
Customer B	4	5	2	2
Customer C	5	4	5	7
Total net sales concentrations	20%	21%	16%	18%

Accounts receivable concentrations:

	Successor	Predecessor
Customer	As of January 3, 2021	As of December 29, 2019	As of December 30, 2018
Customer A	11%	14%	14%
Customer B	4	3	3
Customer C	5	5	4
Total accounts receivable concentrations:	20%	22%	21%